Summary of Significant Accounting Policies (Details 9) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Assets and liabilities carried at fair value measured on a recurring basis
Trading securities	$ 13,386	$ 11,071
Available-for-sale and Trading Securities
Number of trust that holds marketable securities	1
Net realized and unrealized gain (loss) on trading securities	2,283	1,292	(321)
Foreign Currency Cash Flow Hedges
Maximum Length of Time Hedged in Foreign Currency Cash Flow Hedge	6 months
Fair value measured on recurring basis | Total Carrying Value
Assets and liabilities carried at fair value measured on a recurring basis
Money market funds	33,860	68,800
Time deposits	2,753	149,829
Trading securities	13,386	11,071
Derivative assets	72
Derivative liabilities	5,592	1,522
Fair value measured on recurring basis | Quoted prices in active markets (Level 1)
Assets and liabilities carried at fair value measured on a recurring basis
Trading securities	12,785	10,525
Fair value measured on recurring basis | Significant other observable inputs (Level 2)
Assets and liabilities carried at fair value measured on a recurring basis
Money market funds	33,860	68,800
Time deposits	2,753	149,829
Trading securities	601	546
Derivative assets	72
Derivative liabilities	$ 5,592	$ 1,522